UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the year ended:     March 31, 2005

Check here if Amendment [  ];  Amendment Number
This amendment (check only one.):             [  ] is a restatement
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Thomas H. Lee
Address:          c/o Thomas H. Lee Partners, L.P.
                  100 Federal Street, 35th Floor
                  Boston, MA 02110

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Charles P. Holden
Title:            Vice President of Finance
Phone:            (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the 18th day of April, 2005.

Thomas H. Lee
------------------------------------
(Name of Institutional Manager)

/s/Charles P. Holden
------------------------------------
(Signature of Person Duly Authorized
 to Submit This Report)

Number of Other Included Managers                   0

Form 13F Information Table Entry Total              4

Form 13F Information Table Value Total             $1,160,038,343

      Name:            13F File No.:         Name:             13F File No.:
      -----            -------------         -----             -------------

1.----------------     -----------      6.----------------     -----------
2.----------------     -----------      7.----------------     -----------
3.----------------     -----------      8.----------------     -----------
4.----------------     -----------      9.----------------     -----------
5.----------------     -----------     10.----------------     -----------



  Item 1                  Item 2          Item 3          Item 4             Item 5
  ------                  ------          ------          ------             ------
                                                                            Shares of
  Name of                Title of         CUSIP          Fair Market        Principal
  Issuer                  Class           Number           Value             Amount


Endurance Specialty
Holdings, Ltd.            Common         G30397106      292,653,160         7,733,963

Fairpoint
Communications, Inc.      Common         305560104       57,882,538         3,866,569

Axis Capital
Holdings Ltd.             Common         G0692U109      307,708,927        11,379,768

Rayovac
Corporation               Common         755081106      501,793,718        12,062,349

COLUMN TOTALS                                         1,160,038,343


                             ** TABLE CONTINUED **

                                          Item 6                                      Item 7                     Item 8
                                          ------                                      ------                     ------

                                                                                     Managers                 Voting Authority
                                                                                      see         ---------------------------------
                                                                                     Instr. V
                                           Investment Discretion                                                (Shares)
                             ----------------------------------------------------
                             (a) Sole       (b) Shared as   (c) Shared Other                        (a) Sole   (b) Shared   (c) No
                                               Devined in
                                                Instr. V


Endurance Specialty
Holdings, Ltd.                7,733,963                                                              7,733,963

Fairpoint
Communications, Inc.          3,866,569                                                              3,866,569

Axis Capital
Holdings Ltd.                11,379,768                                                             11,379,768

Rayovac
Corporation                  12,062,349                                                             12,062,349

COLUMN TOTALS


                              ** TABLE COMPLETE **